Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.67%
Communication services: 3.93%
Interactive media & services: 3.93%
Alphabet, Inc. Class C	344,418	$55,413,412
Consumer discretionary: 6.72%
Automobiles: 2.30%
General Motors Co.	716,524	32,415,546
Household durables: 2.73%
D.R. Horton, Inc.	304,486	38,468,761
Textiles, apparel & luxury goods: 1.69%
NIKE, Inc. Class B	420,704	23,727,706
Consumer staples: 8.25%
Consumer staples distribution & retail: 2.07%
Walmart, Inc.	299,517	29,128,028
Food products: 3.43%
Mondelez International, Inc. Class A	710,328	48,394,647
Personal care products: 2.75%
Unilever PLC ADR	609,135	38,710,529
Energy: 5.83%
Oil, gas & consumable fuels: 5.83%
ConocoPhillips	296,280	26,404,474
EOG Resources, Inc.	182,592	20,145,375
Exxon Mobil Corp.	337,604	35,661,110
		82,210,959
Financials: 20.45%
Banks: 8.32%
Bank of America Corp.	1,215,781	48,485,346
Citigroup, Inc.	769,343	52,607,674
JPMorgan Chase & Co.	65,798	16,095,507
		117,188,527
Capital markets: 3.91%
Intercontinental Exchange, Inc.	327,739	55,050,320
Financial services: 6.15%
Berkshire Hathaway, Inc. Class B†	92,541	49,347,488
Fiserv, Inc.†	179,644	33,156,893
Rocket Cos., Inc. Class A	322,639	4,165,270
		86,669,651
Insurance: 2.07%
American International Group, Inc.	357,978	29,182,366
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Health care: 14.55%
Biotechnology: 1.76%
Vertex Pharmaceuticals, Inc.†	48,721	$24,823,349
Health care equipment & supplies: 2.66%
Medtronic PLC	441,338	37,407,809
Health care providers & services: 6.20%
Cigna Group	123,513	41,999,360
Labcorp Holdings, Inc.	188,385	45,402,669
		87,402,029
Life sciences tools & services: 2.49%
Danaher Corp.	94,966	18,929,573
ICON PLC ADR†	106,502	16,128,663
		35,058,236
Pharmaceuticals: 1.44%
Johnson & Johnson	129,650	20,265,592
Industrials: 18.67%
Aerospace & defense: 4.11%
L3Harris Technologies, Inc.	91,744	20,185,515
RTX Corp.	299,120	37,728,006
		57,913,521
Electrical equipment: 1.43%
Eaton Corp. PLC	68,370	20,126,077
Ground transportation: 4.30%
Canadian Pacific Kansas City Ltd.	836,054	60,588,833
Industrial conglomerates: 2.53%
3M Co.	40,299	5,597,934
Honeywell International, Inc.	142,500	29,996,250
		35,594,184
Machinery: 1.37%
Caterpillar, Inc.	62,455	19,315,458
Trading companies & distributors: 4.93%
AerCap Holdings NV	416,871	44,188,326
Air Lease Corp. Class A	540,171	25,258,396
		69,446,722
Information technology: 9.53%
IT services: 3.55%
Accenture PLC Class A	115,405	34,523,406
International Business Machines Corp.	64,313	15,552,169
		50,075,575
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 1.60%
NXP Semiconductors NV	121,993	$22,484,530
Software: 4.38%
Cadence Design Systems, Inc.†	92,488	27,537,377
Microsoft Corp.	86,282	34,103,824
		61,641,201
Materials: 4.00%
Chemicals: 2.65%
CF Industries Holdings, Inc.	320,056	25,082,788
Sherwin-Williams Co.	34,689	12,242,442
		37,325,230
Construction materials: 1.35%
Vulcan Materials Co.	72,518	19,023,647
Real estate: 3.82%
Real estate management & development: 1.66%
CBRE Group, Inc. Class A†	191,849	23,440,111
Specialized REITs: 2.16%
Public Storage	101,292	30,431,155
Utilities: 2.92%
Electric utilities: 2.92%
NextEra Energy, Inc.	615,836	41,187,112
Total common stocks (Cost $1,101,385,779)		1,390,110,823

		Yield
Short-term investments: 1.43%
Investment companies: 1.43%
Allspring Government Money Market Fund Select Class♠∞		4.26%	20,101,688	20,101,688
Total short-term investments (Cost $20,101,688)				20,101,688
Total investments in securities (Cost $1,121,487,467)	100.10%			1,410,212,511
Other assets and liabilities, net	(0.10)			(1,457,065)
Total net assets	100.00%			$1,408,755,446

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,272,868	$208,706,190	$(205,877,370)	$0	$0	$20,101,688	20,101,688	$621,199
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Cap Value Fund | 5

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$55,413,412	$0	$0	$55,413,412
Consumer discretionary	94,612,013	0	0	94,612,013
Consumer staples	116,233,204	0	0	116,233,204
Energy	82,210,959	0	0	82,210,959
Financials	288,090,864	0	0	288,090,864
Health care	204,957,015	0	0	204,957,015
Industrials	262,984,795	0	0	262,984,795
Information technology	134,201,306	0	0	134,201,306
Materials	56,348,877	0	0	56,348,877
Real estate	53,871,266	0	0	53,871,266
Utilities	41,187,112	0	0	41,187,112
Short-term investments
Investment companies	20,101,688	0	0	20,101,688
Total assets	$1,410,212,511	$0	$0	$1,410,212,511
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Cap Value Fund